Segment Information - Schedule of segment expenses and other segment items (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Information
Revenues	¥ 49,098,667	$ 7,021,016	¥ 44,280,720	¥ 38,418,915
Less:
Loss/(gain) on disposal of equity investees, subsidiaries and others	37,034	5,296	(10,518)	5,485
Impairment of investment in equity investees			931,367
Impairment of goodwill	84,431	12,073	0	0
Net income	9,235,661	$ 1,320,684	8,887,595	8,754,457
Single reportable segment
Segment Information
Revenues	49,098,667		44,280,720	38,418,915
Less:
Line-haul transportation cost	13,970,542		13,966,446	13,591,627
Sorting hub cost	9,837,678		9,163,784	8,253,522
Freight forwarding cost	760,308		828,270	854,533
Cost of accessories sold	577,950		651,729	513,391
Other costs	11,680,748		5,953,399	3,543,316
Selling, general and administrative excluding Share-based compensation expense	2,408,310		2,371,325	2,170,277
Share-based compensation expense	229,250		318,692	254,976
Loss/(gain) on disposal of equity investees, subsidiaries and others	(37,034)		10,518	(5,485)
Impairment of investment in equity investees			931,367
Impairment of goodwill	84,431
Other segment items	350,823		1,197,595	488,301
Net income	¥ 9,235,661		¥ 8,887,595	¥ 8,754,457
Other segment items - Description	(1) Other costs mainly include information technology related cost, pickup and dispatching costs paid to network partners associated with serving enterprise customers, and business tax surcharges. (2) Other segment items primarily include other operating income, net, interest income, interest expenses, gain from fair value changes of financial instruments and income tax expense as reported in the consolidated statements of comprehensive income.	(1) Other costs mainly include information technology related cost, pickup and dispatching costs paid to network partners associated with serving enterprise customers, and business tax surcharges. (2) Other segment items primarily include other operating income, net, interest income, interest expenses, gain from fair value changes of financial instruments and income tax expense as reported in the consolidated statements of comprehensive income.	(1) Other costs mainly include information technology related cost, pickup and dispatching costs paid to network partners associated with serving enterprise customers, and business tax surcharges. (2) Other segment items primarily include other operating income, net, interest income, interest expenses, gain from fair value changes of financial instruments and income tax expense as reported in the consolidated statements of comprehensive income.	(1) Other costs mainly include information technology related cost, pickup and dispatching costs paid to network partners associated with serving enterprise customers, and business tax surcharges. (2) Other segment items primarily include other operating income, net, interest income, interest expenses, gain from fair value changes of financial instruments and income tax expense as reported in the consolidated statements of comprehensive income.